Document and Entity Information	Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	LAMAR MEDIA CORP/DE
Security 12b Title	Class A common stock, $0.001 par value
Trading Symbol	LAMR
Security Exchange Name	BX
Amendment Flag	false
Entity Central Index Key	0000899045
Document Type	8-K
Document Period End Date	Jun. 30, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-12407
Entity Tax Identification Number	72-1205791
Entity Address, Address Line One	5321 Corporate Blvd.
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70808
City Area Code	(225)
Local Phone Number	926-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false